MML SERIES INVESTMENT FUND

MML International Equity Fund

Supplement dated January 18, 2017 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus and any previous supplements.

Effective immediately, the following information supplements similar information found under the heading Portfolio Managers relating to the MML International Equity Fund (Page 41 of the Prospectus) in the section titled Management:

Michael L. Manelli, CFA is a Vice President, a Portfolio Manager, and an International Investment Analyst at Harris. He has managed the Fund since January 2017.

Effective immediately, the following information supplements the information for Harris Associates L.P. found under the heading Subadvisers and Portfolio Managers on pages 96-97of the Prospectus in the section titled Management of the Funds:

Michael L. Manelli, CFA

is a portfolio manager of the MML International Equity Fund. Mr. Manelli is a Vice President, a Portfolio Manager, and an International Investment Analyst at Harris. Prior to joining Harris in 2005, Mr. Manelli was a Research Associate/Analyst at Morgan Stanley from 2001 to 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-16-06

IE-16-02

MML SERIES INVESTMENT FUND

Supplement dated January 18, 2017 to the

Statement of Additional Information dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the following information supplements the information for Harris Associates L.P. found on pages B-197-B-199 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio managers of MML International Equity are David G. Herro and Michael L. Manelli.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Michael L. Manelli
Registered investment companies**	3	$2,760,992,161.47	0	$0
Other pooled investment vehicles	15	$2,258,458,558.50	0	$0
Other accounts	25	$5,439,931,536.02	1	$153,536,018.27

*	The information provided is as of September 30, 2016.
**	Does not include MML International Equity.

Ownership of Securities:

As of September 30, 2016, the portfolio managers did not own any shares of MML International Equity.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L7352-16-06